Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (988,286)	$ (687,227)	$ (1,208,280)	$ (710,157)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of Founder Shares
Income earned on marketable securities held in Trust Account	(657,881)	(704,455)	(839,254)	(7,607)
Changes in operating assets and liabilities:
Prepaid expenses	6,901	77,875	35,500	(107,200)
Accounts payable and accrued expenses	694,704	701,358	754,873	262,184
Net cash used in operating activities	(944,562)	(612,449)	(1,257,161)	(562,780)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(2,700,000)	(116,150,000)
Deposits of cash into Trust Account for extension purposes	(800,050)	(2,300,000)
Cash withdrawn from Trust Account in connection with redemption	1,442,729		98,596,479
Net cash provided by (used in) investing activities	642,679	(2,300,000)	95,896,479	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				113,000,000
Proceeds from sale of Private Placement Units				4,650,000
Advances from related party	1,714,700		3,620,029	153,319
Proceeds from promissory note – related party		2,579,979		(246,419)
Payment of offering costs				(459,615)
Redemption of ordinary shares	(1,442,729)		(98,596,479)
Net cash provided by financing activities	271,971	2,579,979	(94,976,450)	117,097,285
Net Change in Cash	(29,912)	(332,470)	(337,132)	384,505
Cash – Beginning of period	47,373	384,505	384,505
Cash – End of period	17,461	52,035	47,373	384,505
Remeasurement for Class A ordinary shares subject to possible redemption	$ 1,457,931	$ 3,004,455
Initial classification of ordinary shares subject to possible redemption				116,150,000
Change in value of ordinary shares subject to possible redemption			3,539,254	7,607
Deferred underwriting fee payable				$ 4,025,000